Consolidated Balance Sheets (USD $)	Apr. 30, 2013	Jul. 31, 2012
Current Assets
Cash	$ 39,015
Accounts Receivable	37,042
Inventory	26,587
Deferred loan costs	176,042
Total Current Assets	278,686
TOTAL ASSETS	278,686	0
Current Liabilities
Accrued expenses	30,029	4,050
Senior secured convertible note payable	216,500
Total Current Liabilities	246,529	4,050
Total Liabilities	246,529	4,050
Commitments and contingencies (Note 5)
Stockholders' (Deficit)
Preferred stock: $0.001 par value; 1,000,000 shares authorized; no shares issued or outstanding
Common stock: $0.001 par value; 500,000,000 shares authorized; 105,050,415 and 94,760,415 shares issued and outstanding	105,050	94,760
Additional Paid-in Capital	1,485,002	38,042
Retained earnings from discontinued operations	6,944	6,944
Accumulated deficit	(1,564,839)	(143,796)
Total Stockholders' (Deficit)	32,157	(4,050)
Total Liabilities and Stockholders' Deficit	$ 278,686	$ 0